Eaton Vance
Core Bond Fund
March 31, 2025 (Unaudited)

Eaton Vance Core Bond Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests its assets in Core Bond Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2025, the value of the Fund’s investment in the Portfolio was $272,855,257 and the Fund owned 41.4% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Core Bond Portfolio
March 31, 2025
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 14.7%
Security	Principal Amount (000's omitted)	Value
AASET Trust, Series 2024-1A, Class A1, 6.261%, 5/16/49(1)	$2,000	$ 2,048,580
ACHV ABS Trust, Series 2024-3AL, Class B, 5.45%, 12/26/31(1)	1,589	1,597,469
ACM Auto Trust:
Series 2023-2A, Class A, 7.97%, 6/20/30(1)	99	99,223
Series 2025-1A, Class A, 5.38%, 6/20/29(1)	2,158	2,161,836
ALTDE Trust, Series 2025-1A, Class A, 5.90%, 8/15/50(1)	1,583	1,603,955
Castlelake Aircraft Structured Trust, Series 2025-1A, Class A, 5.783%, 2/15/50(1)	2,106	2,121,491
Chesapeake Funding II LLC, Series 2024-1A, Class A1, 5.52%, 5/15/36(1)	1,618	1,636,510
Clarus Capital Funding LLC, Series 2024-1A, Class A2, 4.71%, 8/20/32(1)	1,657	1,658,519
Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.781%, 11/22/49(1)	2,310	2,332,828
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	1,184	1,097,797
Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.05%, 1/20/31(1)	1,517	1,539,085
DataBank Issuer LLC, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	1,186	1,131,611
DB Master Finance LLC:
Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	316	309,482
Series 2021-1A, Class A2I, 2.045%, 11/20/51(1)	1,611	1,538,194
Diamond Infrastructure Funding LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)	3,760	3,563,542
Series 2021-1A, Class C, 3.475%, 4/15/49(1)	313	294,761
Enterprise Fleet Financing LLC:
Series 2023-1, Class A2, 5.51%, 1/22/29(1)	1,223	1,227,176
Series 2024-2, Class A2, 5.74%, 12/20/26(1)	2,013	2,025,241
Falcon Aerospace Ltd., Series 2019-1, Class A, 3.597%, 9/15/39(1)	589	568,853
FMC FMSR Issuer Trust, Series 2024-FT1, Class A, 6.559%, 9/25/29(1)	2,695	2,727,796
FMC GMSR Issuer Trust, Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(2)	1,225	1,159,762
Gilead Aviation LLC, Series 2025-1A, Class A, 5.789%, 3/15/50(1)	1,570	1,581,396
GLS Auto Select Receivables Trust, Series 2024-2A, Class A2, 5.58%, 6/17/30(1)	2,368	2,397,076
Goto Foods Funding LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	923	914,524
Horizon Aircraft Finance III Ltd., Series 2019-2, Class A, 3.425%, 11/15/39(1)	982	937,755
Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375%, 9/15/49(1)	2,243	2,221,578
Jersey Mike's Funding LLC, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	1,029	1,018,076
JPMorgan Chase Bank NA, Series 2021-3, Class B, 0.76%, 2/26/29(1)	20	20,413
Security	Principal Amount (000's omitted)	Value
LAD Auto Receivables Trust, Series 2024-1A, Class A3, 5.23%, 1/18/28(1)	$1,270	$ 1,274,524
Lunar Aircraft Ltd., Series 2020-1A, Class B, 4.335%, 2/15/45(1)	189	184,092
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/46(1)	2,916	2,694,300
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56%, 7/20/29(1)	2,191	2,222,544
MetroNet Infrastructure Issuer LLC, Series 2024-1A, Class A2, 6.23%, 4/20/54(1)	1,001	1,025,163
Navigator Aviation Ltd., Series 2024-1, Class A, 5.40%, 8/15/49(1)	2,204	2,189,568
Neighborly Issuer LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	1,319	1,242,216
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	589	568,690
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	741	722,858
Series 2021-C, Class A, 2.18%, 10/8/31(1)	3,398	3,318,971
Series 2025-A, Class A, 5.01%, 2/8/33(1)	2,922	2,923,244
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)	76	75,630
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	28	28,011
PEAC Solutions Receivables LLC:
Series 2024-1A, Class A2, 5.79%, 6/21/27(1)	1,279	1,290,197
Series 2024-2A, Class A2, 4.74%, 4/20/27(1)	1,345	1,345,697
PFS Financing Corp., Series 2024-B, Class A, 4.95%, 2/15/29(1)	3,085	3,109,325
PK Alift Loan Funding 3 LP, Series 2024-1, Class A1, 5.842%, 9/15/39(1)	1,029	1,040,861
Planet Fitness Master Issuer LLC:
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	985	929,565
Series 2024-1A, Class A2I, 5.765%, 6/5/54(1)	1,500	1,518,950
PNMAC GMSR Issuer Trust, Series 2024-GT1, Class A, 7.52%, (1 mo. SOFR + 3.20%), 3/25/29(1)(3)	2,100	2,143,545
Research-Driven Pagaya Motor Asset Trust, Series 2025-1A, Class A, 5.044%, 6/27/33(1)	2,520	2,520,479
Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2A, 5.00%, 9/15/48(1)	2,184	2,169,522
ServiceMaster Funding LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	527	487,032
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	614	530,232
SERVPRO Master Issuer LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	3,551	3,482,825
SoFi Consumer Loan Program Trust, Series 2025-1, Class B, 5.12%, 2/27/34(1)	1,100	1,109,329
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	1,746	1,701,332
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	533	497,889
STAR Trust, Series 2025-SFR5, Class A, 5.77%, (1 mo. SOFR + 1.45%), 2/17/42(1)(3)	3,451	3,463,470
Subway Funding LLC:
Series 2024-3A, Class A2I, 5.246%, 7/30/54(1)	819	809,188
Series 2024-3A, Class A2II, 5.566%, 7/30/54(1)	658	654,661

Core Bond Portfolio
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Sunnova Helios V Issuer LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)	$209	$ 164,694
Sunnova Helios X Issuer LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)	1,231	1,150,131
Sunnova Helios XII Issuer LLC, Series 2023-B, Class A, 5.30%, 8/22/50(1)	1,782	1,731,621
Sunnova Sol II Issuer LLC, Series 2020-2A, Class A, 2.73%, 11/1/55(1)	1,611	1,321,704
Theorem Funding Trust, Series 2022-3A, Class A, 7.60%, 4/15/29(1)	73	73,775
Vantage Data Centers Issuer LLC, Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	869	832,005
Vantage Data Centers LLC, Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	2,220	2,063,287
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	780	739,889
Series 2020-A, Class C, 6.657%, 3/15/45(1)	130	128,924
Total Asset-Backed Securities (identified cost $97,651,517)		$ 97,014,469

Collateralized Mortgage Obligations — 3.7%
Security	Principal Amount (000's omitted)	Value
Bellemeade Re Ltd., Series 2021-3A, Class A2, 5.34%, (30-day SOFR Average + 1.00%), 9/25/31(1)(3)	$830	$ 831,429
BFLD Mortgage Trust, Series 2024-VICT, Class A, 6.209%, (1 mo. SOFR + 1.89%), 7/15/41(1)(3)	1,797	1,800,210
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(4)	1,416	1,367,326
CHNGE Mortgage Trust, Series 2023-4, Class A1, 7.573% to 8/25/26, 9/25/58(1)(4)	915	933,924
FARM Mortgage Trust, Series 2024-2, Class A, 5.193%, 8/1/54(1)(2)	1,283	1,265,406
Federal Home Loan Mortgage Corp.:
Series 5324, Class MZ, 6.00%, 7/25/53	155	161,072
Series 5483, Class FB, 5.77%, (30-day SOFR Average + 1.43%), 12/25/54(3)	3,481	3,492,944
Series 5529, Class AF, 5.32%, (30-day SOFR Average + 1.00%), 3/25/55(3)	3,287	3,290,188
Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2022-DNA2, Class M1A, 5.64%, (30-day SOFR Average + 1.30%), 2/25/42(1)(3)	442	443,726
Federal National Mortgage Association:
Series 2005-58, Class MA, 5.50%, 7/25/35	33	33,059
Series 2013-6, Class HD, 1.50%, 12/25/42	46	40,205
Series 2014-70, Class KP, 3.50%, 3/25/44	221	214,499
Federal National Mortgage Association Connecticut Avenue Securities, Series 2019-R06, Class 2B1, 8.204%, (30-day SOFR Average + 3.864%), 9/25/39(1)(3)	2,326	2,410,051
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association:
Series 2023-101, Class FM, 5.244%, (30-day SOFR Average + 0.90%), 7/20/53(3)	$3,618	$ 3,617,787
Series 2023-84, Class DL, 6.00%, 6/20/53	635	662,130
Series 2023-84, Class MW, 6.00%, 6/20/53	653	681,177
Series 2025-2, Class FB, 5.394%, (30-day SOFR Average + 1.05%), 12/20/54(3)	3,271	3,280,504
Total Collateralized Mortgage Obligations (identified cost $24,232,527)		$ 24,525,637

Commercial Mortgage-Backed Securities — 7.5%
Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.719%, 11/5/32(1)(2)	$3,325	$ 2,726,050
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(2)	1,635	426,241
BAMLL Trust, Series 2024-BHP, Class A, 6.669%, (1 mo. SOFR + 2.35%), 8/15/39(1)(3)	1,890	1,896,578
BPR Trust:
Series 2022-OANA, Class A, 6.217%, (1 mo. SOFR + 1.898%), 4/15/37(1)(3)	2,885	2,889,408
Series 2022-SSP, Class A, 7.319%, (1 mo. SOFR + 3.00%), 5/15/39(1)(3)	1,280	1,284,785
BX Commercial Mortgage Trust:
Series 2021-VOLT, Class B, 5.384%, (1 mo. SOFR + 1.064%), 9/15/36(1)(3)	1,703	1,687,338
Series 2021-VOLT, Class C, 5.534%, (1 mo. SOFR + 1.214%), 9/15/36(1)(3)	1,303	1,288,046
Series 2021-VOLT, Class D, 6.084%, (1 mo. SOFR + 1.764%), 9/15/36(1)(3)	832	821,732
Extended Stay America Trust, Series 2021-ESH, Class C, 6.134%, (1 mo. SOFR + 1.814%), 7/15/38(1)(3)	2,372	2,370,912
Federal National Mortgage Association:
Series 2018-M4, Class A2, 3.057%, 3/25/28(2)	457	442,652
Series 2020-M1, Class A2, 2.444%, 10/25/29	4,434	4,095,552
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 8.204%, (30-day SOFR Average + 3.864%), 3/25/50(1)(3)	1,173	1,194,362
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(1)	1,139	1,168,637
Great Wolf Trust, Series 2024-WOLF, Class A, 5.861%, (1 mo. SOFR + 1.542%), 3/15/39(1)(3)	2,369	2,373,689
Hawaii Hotel Trust, Series 2025-MAUI, Class A, 5.713%, (1 mo. SOFR + 1.393%), 3/15/42(1)(3)	1,300	1,295,136
HLTN Commercial Mortgage Trust:
Series 2024-DPLO, Class A, 5.961%, (1 mo. SOFR + 1.642%), 6/15/41(1)(3)	1,611	1,612,970
Series 2024-DPLO, Class B, 6.31%, (1 mo. SOFR + 1.991%), 6/15/41(1)(3)	1,870	1,873,452

Core Bond Portfolio
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
INTOWN Mortgage Trust, Series 2025-STAY, Class C, 6.55%, (1 mo. SOFR + 2.25%), 3/15/42(1)(3)	$2,306	$ 2,293,004
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.51%, 9/15/47(1)(2)	260	175,245
Series 2014-C23, Class D, 3.966%, 9/15/47(1)(2)	2,000	1,752,474
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-C13, Class D, 3.984%, 1/15/46(1)(2)	225	213,028
Series 2021-MHC, Class C, 5.985%, (1 mo. SOFR + 1.664%), 4/15/38(1)(3)	2,425	2,420,830
JW Commercial Mortgage Trust, Series 2024-MRCO, Class B, 6.26%, (1 mo. SOFR + 1.941%), 6/15/39(1)(3)	1,380	1,382,157
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class C, 4.715%, 5/15/49(2)(5)	993	933,722
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class C, 7.50%, (U.S. (Fed) Prime Rate), 6/15/35(1)(3)	5,000	2,627,895
NYC Trust, Series 2024-3ELV, Class A, 6.31%, (1 mo. SOFR + 1.991%), 8/15/29(1)(3)	1,000	1,005,395
ORL Trust, Series 2024-GLKS, Class A, 5.812%, (1 mo. SOFR + 1.493%), 12/15/39(1)(3)	2,081	2,087,507
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, 5.711%, (1 mo. SOFR + 1.392%), 5/15/39(1)(3)	872	868,860
TX Trust, Series 2024-HOU, Class A, 5.911%, (1 mo. SOFR + 1.591%), 6/15/39(1)(3)	1,995	1,994,340
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.58%, 12/10/33(1)(2)	523	547,391
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class D, 3.142%, 7/15/48(1)	500	452,103
Willowbrook Mall, Series 2025-WBRK, Class C, 6.277%, 3/5/35(1)(2)	1,340	1,346,838
Total Commercial Mortgage-Backed Securities (identified cost $54,162,429)		$ 49,548,329

Corporate Bonds — 26.5%
Security	Principal Amount (000's omitted)	Value
Aerospace & Defense — 0.5%
BAE Systems PLC, 5.30%, 3/26/34(1)	$444	$ 449,714
Boeing Co., 5.805%, 5/1/50	666	634,663
Hexcel Corp., 5.875%, 2/26/35	2,000	2,038,813
		$ 3,123,190
Air Transport — 0.3%
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(1)	$2,286	$ 2,277,210
		$ 2,277,210
Security	Principal Amount (000's omitted)	Value
Airlines — 0.2%
AS Mileage Plan IP Ltd.:
5.021%, 10/20/29(1)	$1,200	$ 1,175,855
5.308%, 10/20/31(1)	465	454,891
		$ 1,630,746
Auto Manufacturers — 1.2%
Ford Motor Credit Co. LLC:
7.122%, 11/7/33	$708	$ 723,987
7.20%, 6/10/30	987	1,025,245
7.35%, 3/6/30	2,213	2,317,036
General Motors Financial Co., Inc., 5.95%, 4/4/34	1,476	1,469,587
Toyota Motor Credit Corp., 4.65%, 1/5/29	2,110	2,121,307
		$ 7,657,162
Banks — 9.5%
ABN AMRO Bank NV, 4.988% to 12/3/27, 12/3/28(1)(6)	$1,300	$ 1,308,890
Banco Santander SA:
1.722% to 9/14/26, 9/14/27(6)	1,000	957,572
4.175% to 3/24/27, 3/24/28(6)	200	198,042
5.294%, 8/18/27	400	405,241
6.033%, 1/17/35	200	207,180
Bank of America Corp.:
5.511% to 1/24/35, 1/24/36(6)	6,333	6,447,676
5.933% to 9/15/26, 9/15/27(6)	2,225	2,269,021
Bank of Ireland Group PLC, 5.601% to 3/20/29, 3/20/30(1)(6)	700	716,837
Barclays PLC:
5.088% to 6/20/29, 6/20/30(6)	1,600	1,589,737
6.496% to 9/13/26, 9/13/27(6)	1,129	1,156,806
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico:
1.875%, 9/18/25(1)	1,165	1,148,342
5.125% to 1/18/28, 1/18/33(1)(6)	1,000	951,285
7.625% to 2/11/30, 2/11/35(1)(6)	673	681,211
BNP Paribas SA:
5.125% to 1/13/28, 1/13/29(1)(6)	1,494	1,510,311
7.75% to 8/16/29(1)(6)(7)	787	812,582
9.25% to 11/17/27(1)(6)(7)	634	679,189
BPCE SA, 5.876% to 1/14/30, 1/14/31(1)(6)	2,790	2,858,818
Brookfield Finance, Inc.:
5.675%, 1/15/35	939	961,191
5.968%, 3/4/54	955	961,775
CaixaBank SA, 6.84% to 9/13/33, 9/13/34(1)(6)	1,462	1,588,755
Citigroup, Inc., Series W, 4.00% to 12/10/25(6)(7)	1,090	1,075,788
Danske Bank AS, 5.427% to 3/1/27, 3/1/28(1)(6)	985	1,001,670
First Horizon Corp., 5.514% to 3/7/30, 3/7/31(6)	1,010	1,015,426
ING Groep NV, 5.525% to 3/25/35, 3/25/36(6)	1,493	1,495,963
Intesa Sanpaolo SpA:
7.00%, 11/21/25(1)	269	272,459
8.248% to 11/21/32, 11/21/33(1)(6)	1,555	1,786,562

Core Bond Portfolio
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Banks (continued)
JPMorgan Chase & Co.:
5.581% to 4/22/29, 4/22/30(6)	$2,650	$ 2,733,859
5.766% to 4/22/34, 4/22/35(6)	576	598,910
PNC Financial Services Group, Inc.:
5.492% to 5/14/29, 5/14/30(6)	2,969	3,048,883
5.575% to 1/29/35, 1/29/36(6)	175	178,193
6.875% to 10/20/33, 10/20/34(6)	2,225	2,460,867
Royal Bank of Canada, 4.97% to 5/2/30, 5/2/31(6)	2,275	2,286,843
Societe Generale SA, 6.10% to 4/13/32, 4/13/33(1)(6)	770	789,106
Swedbank AB, 6.136%, 9/12/26(1)	1,718	1,758,837
Synchrony Bank, 5.40%, 8/22/25	800	801,138
Synovus Bank/Columbus, GA:
4.00% to 10/29/25, 10/29/30(6)	940	924,957
5.625%, 2/15/28	750	753,755
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(6)	605	588,897
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(6)	2,181	2,261,490
Truist Financial Corp., 5.867% to 6/8/33, 6/8/34(6)	1,304	1,341,984
U.S. Bancorp:
4.839%, to 2/1/33, 2/1/34(6)	1,439	1,398,734
5.678% to 1/23/34, 1/23/35(6)	889	909,140
UBS Group AG, 2.095% to 2/11/31, 2/11/32(1)(6)	1,246	1,058,434
UniCredit SpA:
2.569% to 9/22/25, 9/22/26(1)(6)	785	776,424
5.459% to 6/30/30, 6/30/35(1)(6)	611	600,593
Wells Fargo & Co., 5.244% to 1/24/30, 1/24/31(6)	2,170	2,206,844
Westpac New Zealand Ltd., 5.132%, 2/26/27(1)	1,182	1,197,890
		$ 62,734,107
Building Materials — 0.3%
Masterbrand, Inc., 7.00%, 7/15/32(1)	$958	$ 957,330
Quikrete Holdings, Inc., 6.375%, 3/1/32(1)	967	973,929
		$ 1,931,259
Chemicals — 0.2%
Celanese U.S. Holdings LLC, 6.80%, 11/15/30	$1,175	$ 1,218,688
		$ 1,218,688
Commercial Services — 0.1%
Ford Foundation, 2.415%, 6/1/50	$650	$ 390,262
		$ 390,262
Computers — 0.3%
Kyndryl Holdings, Inc., 6.35%, 2/20/34	$1,693	$ 1,756,426
		$ 1,756,426
Diversified Financial Services — 4.6%
Ally Financial, Inc.:
5.543% to 1/17/30, 1/17/31(6)	$1,332	$ 1,325,758
6.848% to 1/3/29, 1/3/30(6)	942	984,252
Security	Principal Amount (000's omitted)	Value
Diversified Financial Services (continued)
American Express Co., 5.442% to 1/30/35, 1/30/36(6)	$2,289	$ 2,314,945
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	3,160	2,841,526
Charles Schwab Corp., 6.136% to 8/24/33, 8/24/34(6)	2,300	2,449,184
CI Financial Corp., 3.20%, 12/17/30	1,210	1,057,449
Citadel LP, 6.375%, 1/23/32(1)	2,154	2,211,269
Enact Holdings, Inc., 6.25%, 5/28/29	2,575	2,643,409
HA Sustainable Infrastructure Capital, Inc., 6.375%, 7/1/34(1)	4,514	4,464,554
Jefferies Financial Group, Inc., 6.20%, 4/14/34	1,362	1,389,092
LPL Holdings, Inc., 4.00%, 3/15/29(1)	1,247	1,194,918
Marex Group PLC, 6.404%, 11/4/29	1,263	1,284,578
Nuveen LLC, 5.85%, 4/15/34(1)	1,169	1,196,868
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(1)	1,833	1,644,137
Stifel Financial Corp., 4.00%, 5/15/30	1,333	1,275,528
Synchrony Financial, 4.50%, 7/23/25	1,765	1,763,166
TPG Operating Group II LP, 5.875%, 3/5/34	425	435,327
		$ 30,475,960
Electric — 1.2%
Engie SA, 5.625%, 4/10/34(1)	$2,250	$ 2,289,022
NextEra Energy Capital Holdings, Inc., 5.45%, 3/15/35	2,095	2,114,603
Southern Co., Series B, 4.00% to 10/15/25, 1/15/51(6)	1,634	1,617,115
Vistra Operations Co. LLC, 5.70%, 12/30/34(1)	1,765	1,757,529
		$ 7,778,269
Electronics — 0.1%
Arrow Electronics, Inc., 5.15%, 8/21/29	$1,035	$ 1,040,561
		$ 1,040,561
Entertainment — 0.2%
WarnerMedia Holdings, Inc., 4.279%, 3/15/32	$1,534	$ 1,352,027
		$ 1,352,027
Foods — 0.3%
Kroger Co., 5.00%, 9/15/34	$695	$ 679,450
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)	1,020	867,811
3.00%, 10/15/30(1)	210	187,241
		$ 1,734,502
Healthcare Services — 0.6%
Centene Corp.:
3.375%, 2/15/30	$1,589	$ 1,438,382
4.625%, 12/15/29	798	765,141
HCA, Inc., 6.20%, 3/1/55	968	961,733
LifePoint Health, Inc., 9.875%, 8/15/30(1)	830	876,772
		$ 4,042,028

Core Bond Portfolio
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insurance — 2.2%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 1/15/31(1)	$900	$ 903,472
American National Global Funding, 5.55%, 1/28/30(1)	1,270	1,294,265
American National Group, Inc.:
5.75%, 10/1/29	907	914,933
6.144%, 6/13/32(1)	283	287,315
Athene Global Funding, 4.86%, 8/27/26(1)	2,432	2,440,083
Global Atlantic Fin Co.:
3.125%, 6/15/31(1)	2,137	1,885,740
6.75%, 3/15/54(1)	2,143	2,177,461
7.95%, 6/15/33(1)	290	327,127
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(6)	1,416	1,356,160
MGIC Investment Corp., 5.25%, 8/15/28	695	688,111
NLG Global Funding, 5.40%, 1/23/30(1)	2,140	2,180,043
		$ 14,454,710
Lodging — 0.1%
Las Vegas Sands Corp., 6.00%, 8/15/29	$601	$ 614,594
		$ 614,594
Machinery - Diversified — 0.1%
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/34	$868	$ 891,139
		$ 891,139
Media — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	$3,150	$ 2,376,406
		$ 2,376,406
Mining — 0.3%
Novelis Corp., 4.75%, 1/30/30(1)	$960	$ 896,001
South32 Treasury Ltd., 4.35%, 4/14/32(1)	1,003	939,403
		$ 1,835,404
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., 3.276%, 12/1/28	$731	$ 690,124
		$ 690,124
Oil and Gas — 0.3%
Diamondback Energy, Inc., 5.40%, 4/18/34	$819	$ 817,928
Parkland Corp., 4.625%, 5/1/30(1)	990	930,032
		$ 1,747,960
Pharmaceuticals — 0.5%
AbbVie, Inc., 5.50%, 3/15/64	$1,411	$ 1,389,333
Bristol-Myers Squibb Co., 5.65%, 2/22/64	2,297	2,252,305
		$ 3,641,638
Security	Principal Amount (000's omitted)	Value
Pipelines — 0.3%
ONEOK, Inc., 6.05%, 9/1/33	$1,945	$ 2,026,030
		$ 2,026,030
Real Estate Investment Trusts (REITs) — 1.4%
American Assets Trust LP, 3.375%, 2/1/31	$1,185	$ 1,045,895
COPT Defense Properties LP, 2.90%, 12/1/33	1,972	1,598,863
EPR Properties:
3.60%, 11/15/31	250	223,253
3.75%, 8/15/29	1,763	1,653,786
4.95%, 4/15/28	838	830,214
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 9/15/30(1)	235	209,096
Healthpeak OP LLC, 5.375%, 2/15/35	1,871	1,865,393
VICI Properties LP, 5.125%, 11/15/31	1,775	1,751,946
		$ 9,178,446
Semiconductors — 0.7%
Foundry JV Holdco LLC, 5.90%, 1/25/33(1)	$2,633	$ 2,681,751
Intel Corp., 4.90%, 8/5/52	2,514	2,062,078
		$ 4,743,829
Software — 0.2%
Fiserv, Inc., 5.35%, 3/15/31	$1,080	$ 1,108,039
		$ 1,108,039
Telecommunications — 0.3%
AT&T, Inc., 3.65%, 6/1/51	$1,052	$ 745,656
SES GLOBAL Americas Holdings, Inc., 5.30%, 3/25/44(1)	300	220,007
Zegona Finance PLC, 8.625%, 7/15/29(1)	1,221	1,295,609
		$ 2,261,272
Total Corporate Bonds (identified cost $174,965,104)		$ 174,711,988

Exchange-Traded Funds — 1.5%
Security	Shares	Value
Fixed-Income Funds — 1.5%
Eaton Vance Short Duration Income ETF(8)	162,000	$ 8,223,120
Eaton Vance Ultra-Short Income ETF(8)	25,000	1,269,875
Total Exchange-Traded Funds (identified cost $9,455,420)		$ 9,492,995

Core Bond Portfolio
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Preferred Stocks — 0.3%
Security	Shares	Value
Real Estate Management & Development — 0.2%
Brookfield Property Partners LP, Series A, 5.75%	83,921	$ 1,041,460
		$ 1,041,460
Wireless Telecommunication Services — 0.1%
U.S. Cellular Corp., 5.50%	42,377	$ 935,260
		$ 935,260
Total Preferred Stocks (identified cost $3,157,450)		$ 1,976,720

Taxable Municipal Obligations — 0.6%
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 0.2%
California Health Facilities Financing Authority, (No Place Like Home Program), Social Bonds, 3.034%, 6/1/34	$1,430	$ 1,244,801
		$ 1,244,801
Water and Sewer — 0.4%
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	$820	$ 730,472
Green Bonds, 2.184%, 9/1/31	650	567,502
Green Bonds, 2.264%, 9/1/32	585	500,567
Green Bonds, 2.344%, 9/1/33	635	533,368
		$ 2,331,909
Total Taxable Municipal Obligations (identified cost $4,120,000)		$ 3,576,710

U.S. Government Agency Mortgage-Backed Securities — 28.2%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
2.50%, 2/1/43	$554	$ 488,832
3.00%, with various maturities to 2046	2,462	2,205,889
3.50%, with various maturities to 2048	2,320	2,147,341
4.00%, with various maturities to 2047	1,810	1,721,791
4.50%, with various maturities to 2044	571	564,043
5.50%, 6/1/41	809	842,643
6.00%, 6/1/53	258	263,599
Federal National Mortgage Association:
2.50%, 3/1/47	674	578,882
3.00%, 7/1/49	695	611,891
3.50%, with various maturities to 2047	3,640	3,370,707
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
4.00%, with various maturities to 2046	$1,238	$ 1,177,555
4.50%, 2/1/44	209	206,418
5.00%, 7/1/41	188	190,515
5.50%, with various maturities to 2054	12,794	12,792,082
Government National Mortgage Association:
2.50%, with various maturities to 2051	2,678	2,261,070
3.50%, 12/20/45	759	703,962
5.50%, 6/20/53	2,085	2,121,339
6.00%, with various maturities to 2053	470	484,931
7.00%, 6/20/53	784	825,968
Uniform Mortgage-Backed Security:
5.00%, 30-Year, TBA(9)	57,956	56,812,728
5.50%, 30-Year, TBA(9)	95,662	95,553,959
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $187,545,213)		$ 185,926,145

U.S. Treasury Obligations — 25.5%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.375%, 8/15/50	$906	$ 461,954
1.625%, 11/15/50	6,770	3,686,897
1.875%, 11/15/51	1,318	758,494
2.00%, 11/15/41	8,644	6,075,449
2.00%, 8/15/51	347	206,763
2.25%, 2/15/52	3,332	2,102,804
2.375%, 2/15/42	1,813	1,346,481
2.875%, 5/15/52	1,099	798,277
3.00%, 8/15/52	4,144	3,086,875
3.625%, 2/15/53	1,354	1,141,024
3.625%, 5/15/53	949	799,578
3.875%, 2/15/43	2,631	2,408,958
4.00%, 11/15/42	802	748,056
4.50%, 11/15/54	212	208,952
4.625%, 5/15/44	872	875,083
4.75%, 11/15/43	17,070	17,443,562
4.75%, 2/15/45	103	104,899
5.00%, 5/15/37	857	917,961
U.S. Treasury Notes:
0.375%, 11/30/25	3,634	3,544,658
0.375%, 12/31/25	28,291	27,519,160
0.375%, 1/31/26	4,956	4,805,622
0.75%, 4/30/26	4,821	4,654,753
1.125%, 2/29/28	7,680	7,103,100
1.25%, 4/30/28	3,455	3,192,771
1.875%, 2/28/27	20,027	19,281,560
2.75%, 4/30/27	18,000	17,591,133
2.875%, 11/30/25	500	495,774
3.125%, 8/31/27	3,713	3,647,660
3.50%, 1/31/28	2,593	2,566,209

Core Bond Portfolio
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
3.875%, 12/31/27	$2,000	$ 1,999,727
4.00%, 2/28/30	297	297,719
4.00%, 2/15/34	2,741	2,704,275
4.125%, 9/30/27	1,600	1,609,500
4.125%, 11/30/29	19,707	19,862,885
4.375%, 8/15/26	4,040	4,061,384
4.625%, 2/15/35	162	167,379
Total U.S. Treasury Obligations (identified cost $177,959,428)		$ 168,277,336

Short-Term Investments — 14.0%
Affiliated Fund – 9.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.27%(10)	59,940,459	$ 59,940,459
Total Affiliated Fund (identified cost $59,940,459)		$ 59,940,459

U.S. Treasury Obligations – 4.9%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 5/20/25	$32,980	$ 32,790,454
Total U.S. Treasury Obligations (identified cost $32,790,993)		$ 32,790,454
Total Short-Term Investments (identified cost $92,731,452)		$ 92,730,913
Total Investments — 122.5% (identified cost $825,980,540)		$ 807,781,242
Other Assets, Less Liabilities — (22.5)%		$(148,551,526)
Net Assets — 100.0%		$ 659,229,716

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2025, the aggregate value of these securities is $214,643,754 or 32.6% of the Portfolio's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2025.
(3)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2025.
(4)	Step coupon security. Interest rate represents the rate in effect at March 31, 2025.
(5)	Represents an investment in an issuer that may be deemed to be an affiliate.
(6)	Security converts to variable rate after the indicated fixed-rate coupon period.
(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(8)	Affiliated fund.
(9)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(10)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2025.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	209	Long	6/30/25	$43,298,922	$ 205,601
U.S. 5-Year Treasury Note	489	Long	6/30/25	52,888,406	489,644
U.S. 10-Year Treasury Note	84	Long	6/18/25	9,342,375	103,284
U.S. Long Treasury Bond	33	Long	6/18/25	3,870,281	61,524

Core Bond Portfolio
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Futures Contracts (continued)
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures (continued)
U.S. Ultra 10-Year Treasury Note	128	Long	6/18/25	$14,608,000	$ 25,815
U.S. Ultra-Long Treasury Bond	117	Long	6/18/25	14,303,250	(219,830)
					$666,038
Abbreviations:
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced
At March 31, 2025, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio enters into U.S. Treasury futures contracts to hedge against fluctuations in interest rates.
Affiliated Investments
At March 31, 2025, the value of the Portfolio's investment in issuers and funds that may be deemed to be affiliated was $70,367,176, which represents 10.7% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended March 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class C, 4.715%, 5/15/49	$ 935,082	$ —	$ —	$ —	$(1,360)	$ 933,722	$ 11,707	$ 993,200
Exchange-Traded Funds
Eaton Vance Short Duration Income ETF	—	8,185,670	—	—	37,450	8,223,120	87,914	162,000
Eaton Vance Ultra-Short Income ETF	1,267,250	—	—	—	2,625	1,269,875	14,055	25,000
Short-Term Investments
Liquidity Fund, Institutional Class(1)	56,230,488	119,017,307	(115,307,336)	—	—	59,940,459	796,684	59,940,459
Total				$ —	$38,715	$70,367,176	$910,360
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Core Bond Portfolio
March 31, 2025
Portfolio of Investments (Unaudited) — continued

At March 31, 2025, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 97,014,469	$ —	$ 97,014,469
Collateralized Mortgage Obligations	—	24,525,637	—	24,525,637
Commercial Mortgage-Backed Securities	—	49,548,329	—	49,548,329
Corporate Bonds	—	174,711,988	—	174,711,988
Exchange-Traded Funds	9,492,995	—	—	9,492,995
Preferred Stocks	1,976,720	—	—	1,976,720
Taxable Municipal Obligations	—	3,576,710	—	3,576,710
U.S. Government Agency Mortgage-Backed Securities	—	185,926,145	—	185,926,145
U.S. Treasury Obligations	—	168,277,336	—	168,277,336
Short-Term Investments:
Affiliated Fund	59,940,459	—	—	59,940,459
U.S. Treasury Obligations	—	32,790,454	—	32,790,454
Total Investments	$71,410,174	$736,371,068	$ —	$807,781,242
Futures Contracts	$ 885,868	$ —	$ —	$ 885,868
Total	$72,296,042	$736,371,068	$ —	$808,667,110
Liability Description
Futures Contracts	$ (219,830)	$ —	$ —	$ (219,830)
Total	$ (219,830)	$ —	$ —	$ (219,830)
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent annual or semi-annual financial statements.